Tax on Profit/(Loss) for the Year and Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax expense (income) [abstract]
Summary of Tax on Profit/Loss and Deferred Tax

	2024	2023	2022
	(EUR’000)
Tax on profit/(loss) for the year
Current tax (expense)/income	(3,289)	(5,377)	(3,723)
Current tax, adjustments to prior years	(126)	3,904	(1,654)
Deferred tax, movement for the year	(2,035)	(1,044)	—
Deferred tax, adjustments to prior years	607	(4,786)	—
	(4,843)	(7,303)	(5,377)
Tax for the year can be explained as follows
Profit/(loss) before tax	(373,241)	(474,144)	(577,817)
Tax at the Danish corporation tax rate of 22%	82,113	104,312	127,120
Tax effect of:
Non-deductible costs	(9,740)	(8,494)	(17,094)
Additional tax deductions	3,161	9,077	13,720
Impact from associates	(4,413)	(4,047)	(3,893)
Prior year adjustments	481	(1,294)	—
Other effects including effect of different tax rates	182	(882)	(2,716)
Deferred tax asset, not recognized	(76,627)	(105,975)	(122,514)
Tax on profit/(loss) for the year	(4,843)	(7,303)	(5,377)
Effective tax rate	1.30%	1.54%	0.93%

	2024	2023	2022
	(EUR’000)
Specification of deferred tax assets/(liabilities)
Tax deductible losses	434,997	521,697	433,174
Other temporary differences, assets	164,479	16,256	19,961
Deferred tax asset, not recognized	(599,476)	(537,953)	(453,135)
Other temporary differences, liabilities	(7,258)	(5,830)	—
Total deferred tax assets/(liabilities) at December 31	(7,258)	(5,830)	—